Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net Profit / (Loss) for the Period	$ (314,522)	$ (544,093)	$ 3,945
Adjustments to Net Profit for Non-Cash Items:
Amortization - intangible			294,272
Share-based payment	27,758	23,408
Lease inducement	(2,903)
Unrealized foreign exchange gain / (loss)	(14,363)	(2,539)	(13,246)
Depreciation – property and equipment	4,410	1,653	1,389
Operating Profit / (Loss) Before Working Capital Changes	(299,620)	(521,571)	286,360
Working Capital Adjustments:
(Increase)/decrease in accounts and grants receivable	(93,985)	20,189	381,648
(Increase)/decrease in prepaid and other receivables	14,341	95,912	241,517
Increase/(decrease) in accounts payable	(25,288)	(73,549)	(8,852)
Increase/(decrease) in accrued liabilities	56,164	(19,318)	(55,116)
Increase/(decrease) in contract liability	12,916
Cash Generated from / (used in) Operations	(335,472)	(498,337)	845,557
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures on software, web development and content development costs			(874,818)
Purchase of property and equipment	(450)
Net Cash Flows Generated from / (used in) investing activities	(450)		(874,818)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans payable	166,612	250,000	685,000
Repayment of loans payable			(440,000)
Net Cash Flows Generated from / (used in) Financing Activities	166,612	250,000	245,000
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	(169,310)	(248,337)	215,739
Cash and Cash Equivalents at the Beginning of the Period	233,843	327,434	84,303
Cash and Cash Equivalents at the End of the Period	$ 64,533	$ 79,097	$ 300,042